Restatements	3 Months Ended
Mar. 31, 2015
Restatement [Abstract]
RESTATEMENT

12. RESTATEMENT

In the fourth quarter of 2014, the Company capitalized $1,017,104 of website and internal use software costs and correspondingly recognized $103,222 of accumulated amortization or a net adjustment of $913,822 of which $627,646 related to amounts expensed in prior quarters of 2014 including $158,529 related to the quarter ended March 31, 2014. In addition, in the quarter ended March 31, 2014, an income tax benefit of $96,765 was allocated to continuing operations with a corresponding tax provision charged to discontinued operations, representing the tax benefit from utilizing the loss from continuing operations to offset revenue from discontinued operations. Such adjustment had no effect on the net loss for the quarter. Net loss and related loss per share of such quarter have been restated as follows:

Net loss:
As previously reported	$(946,729)
Adjustment	158,529
As adjusted	$(788,200)
Basic and diluted net loss per common share:
As previously reported	$(0.05)
Adjustment	0.01
As adjusted	$(0.04)